CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 03, 2020 USD ($) $ / shares shares	Dec. 09, 2019 $ / shares shares	Aug. 31, 2020	Dec. 31, 2019 USD ($) $ / shares	Aug. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Convertible Notes (Details) [Line Items]
Convertible notes issued to existing shareholders | $				$ 241			$ 241	$ 488
Convertible notes | $				110			110	3,688
Derivative warrant liability | $				97			97
Interest expense | $						271	379	$ 324
Principal amount | $				3,929			3,929
Balance of convertible notes | $	$ 5,412			$ 5,141			$ 5,141
Convertible notes annual interest rate				8.00%	10.00%		8.00%
Convertible debt description			the Company entered into an extension agreement with the August 2019 convertible notes investors, according to which the investors agreed to extend the original term by 60 days in exchange for 10% increase in the principal amount of the notes. As a result of the above, the number of units to be issued upon the exercise of the August 2019 warrants was similarly increased by 10%.	The August and December 2019 convertible notes had a principal amount of $110 per unit, bore interest at a rate of 5%, and had a maturity date of one year from the date of issuance. The notes were automatically convertible into shares (or other units) to be issued in an initial public offering (“IPO”), at a conversion price representing a 30% discount on the price of shares (or other units) sold in such IPO. The conversion price could not exceed an amount calculated as $30,000 (which $30,000 was subject to certain adjustments at the reasonable discretion of the underwriters in the IPO) divided by the fully diluted amount of shares of the Company immediately prior to the IPO (however excluding shares that would have been issued pursuant to conversion or exercise of instruments included in these units and excluding shares that would have been issued pursuant to conversion of other convertible instruments).	The August and December 2019 convertible notes had a principal amount of $110 per unit, bore interest at a rate of 5%, and had a maturity date of one year from the date of issuance. The notes were automatically convertible into shares (or other units) to be issued in an initial public offering (“IPO”), at a conversion price representing a 30% discount on the price of shares (or other units) sold in such IPO. The conversion price could not exceed an amount calculated as $30,000 (which $30,000 was subject to certain adjustments at the reasonable discretion of the underwriters in the IPO) divided by the fully diluted amount of shares of the Company immediately prior to the IPO (however excluding shares that would have been issued pursuant to conversion or exercise of instruments included in these units and excluding shares that would have been issued pursuant to conversion of other convertible instruments).	The notes were originally convertible into Series A Preferred Shares of the Company or repayable as follows: i. Automatic Conversion Upon Occurrence of a Qualified Investment – upon the closing of a qualified investment (issuance of preferred securities if at least $ 3,000 from a third party), the notes would have been automatically converted into securities of the Company on the same terms and conditions as in such qualified investment. The conversion would have been on the same terms and conditions and would have borne the same rights, subject to a conversion price per share equal to the lowest price per share to be paid under the qualified investment less agreed upon percentage equal to 3% multiplied by the number of months from the grant date of the applicable note and up to a maximum of 54%. ii. Optional conversion – each note holder, at its sole discretion, would have been entitled, by a written notice, to convert the note held by it into Series A Preferred Shares at a conversion price equal to $2.241 (subject to adjustments in accordance with the Company's Articles of Association). iii. Deemed Liquidation Event Repayment – in the event of a Deemed Liquidation Event (generally meaning consolidation or merger of the Company or sale of all or substantially all of the Company assets or issued share capital resulting in a third party holding more than 50% of the voting power or the right to appoint more than 50% of the board members) then immediately prior to the consummation of such event, the Company would have paid each note holder (which was not earlier converted) a sum equal to the principal amount of the note multiplied by three, plus the interest accrued up to the date of repayment.
Convertible notes issued (in Shares) | shares						2,415,022
Convertible notes (Units)					14.2
Convertible notes and warrants total consideration | $					$ 1,420
Convertible notes and warrants consideration per unit (in Dollars per share)				$ 100		$ 8.80	$ 100
Discount of warrant					10.00%
Convertible notes principal amount | $						$ 110
Share price per unit (in Dollars per share)						$ 0.747
Financing expense | $						$ 65
2019 Convertible Notes Related Warrants [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)	$ 6.72
Warrant excercise | shares	297,589
Warrant [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)		$ 8.80
IPO [Member]
Convertible Notes (Details) [Line Items]
Convertible notes issued (in Shares) | shares	312,170
Convertible notes and warrants consideration per unit (in Dollars per share)	$ 8.80
Warrant term	5 years					5 years
Convertible notes and exercisable of ordinary shares per unit (in Dollars per share)						$ 110
Share price per unit (in Dollars per share)	$ 8.00					2.5425
Adjustment exercise price per unit (in Dollars per share)						2.5425
Convertible notes and ordinary shares per unit (in Dollars per share)						$ 110
Conversion price, percentage						120.00%
Convertible debt conversion price (in Dollars per share)	$ 8.80
Ordinary Shares issued | shares	2,500,000
Warrant Expired		Dec. 08, 2024
IPO [Member] | 2019 Convertible Notes [Member]
Convertible Notes (Details) [Line Items]
Convertible notes and warrants consideration per unit (in Dollars per share)		$ 6.72
Ordinary Shares issued | shares		55,785